Future Abandonment Costs (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Asset Retirement Obligations [Line Items]
Beginning Balance	$ 24,822
Future Abandonment Obligation Incurred	570
Future Abandonment Obligation Settled	(470)
Future Abandonment Obligation Revision of Estimated Obligation	160
Future Abandonment Obligation Accretion Expense	1,090
Total Future Abandonment Cost	$ 26,172